Expense Example - Alpha Fiduciary Quantitative Strategy Fund - Alpha Fiduciary Quantitative Strategy Fund Shares	Nov. 30, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 176
Expense Example, with Redemption, 3 Years	545
Expense Example, with Redemption, 5 Years	939
Expense Example, with Redemption, 10 Years	$ 2,041